Offsetting financial assets and financial liabilities (Details) - AUD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021
Effects of offsetting in the balance sheet
Gross amounts	$ 149,468	$ 82,979
Amounts offset	(104,151)	(62,899)
Net amounts reported on the balance sheet	45,317	20,080
Amounts subject to enforceable netting arrangements but not offset
Other recognised financial instruments	(24,679)	(11,326)
Cash collateral	(6,372)	(2,370)
Financial instrument collateral	(8,896)	(2,925)
Net amount	5,370	3,459
Effects of offsetting in the balance sheet
Gross amounts	207,329	136,640
Amounts offset	(104,151)	(62,899)
Net amounts reported on the balance sheet	103,178	73,741
Amounts subject to enforceable netting arrangements but not offset
Other recognised financial instruments	(24,671)	(11,328)
Cash collateral	(6,021)	(3,910)
Financial instrument collateral	(43,806)	(37,033)
Net amount	28,680	21,470
Collateral received
Amounts subject to enforceable netting arrangements but not offset
Cash collateral, subject to enforceable netting arrangements with derivative financial assets and reverse repurchase agreements	6,371	2,368
Collateral paid
Amounts subject to enforceable netting arrangements but not offset
Cash collateral, subject to enforceable netting arrangements with derivative financial liabilities and reverse repurchase agreements	6,021	3,910
Stock borrowing arrangements	1	3
Futures margin	194	319
Collateral received
Effects of offsetting in the balance sheet
Gross amounts	6,096	2,763
Amounts offset	(5,737)	(2,757)
Net amounts reported on the balance sheet	359	6
Amounts subject to enforceable netting arrangements but not offset
Net amount	359	6
Derivative financial instruments
Effects of offsetting in the balance sheet
Gross amounts	104,644	46,742
Amounts offset	(69,739)	(30,370)
Net amounts reported on the balance sheet	34,905	16,372
Amounts subject to enforceable netting arrangements but not offset
Other recognised financial instruments	(24,671)	(11,328)
Cash collateral	(5,998)	(3,895)
Financial instrument collateral	(2,572)	(1,149)
Net amount	1,664
Financial liabilities not subject to offsetting	4,663	1,687
Repurchase agreements
Effects of offsetting in the balance sheet
Gross amounts	41,257	35,899
Net amounts reported on the balance sheet	41,257	35,899
Amounts subject to enforceable netting arrangements but not offset
Cash collateral	(23)	(15)
Financial instrument collateral	(41,234)	(35,884)
Deposits and other borrowings
Effects of offsetting in the balance sheet
Gross amounts	55,332	51,236
Amounts offset	(28,675)	(29,772)
Net amounts reported on the balance sheet	26,657	21,464
Amounts subject to enforceable netting arrangements but not offset
Net amount	26,657	21,464
Collateral paid
Effects of offsetting in the balance sheet
Gross amounts	9,577	4,806
Amounts offset	(9,564)	(4,787)
Net amounts reported on the balance sheet	13	19
Amounts subject to enforceable netting arrangements but not offset
Financial instrument collateral	(1)	(3)
Net amount	12	16
Derivative financial instruments
Effects of offsetting in the balance sheet
Gross amounts	102,164	45,409
Amounts offset	(65,912)	(28,340)
Net amounts reported on the balance sheet	36,252	17,069
Amounts subject to enforceable netting arrangements but not offset
Other recognised financial instruments	(24,679)	(11,326)
Cash collateral	(6,259)	(2,357)
Financial instrument collateral	(57)	(6)
Net amount	5,257	3,380
Amounts subject to enforceable netting arrangements but not offset
Financial assets not subject to offsetting	5,031	2,284
Reverse repurchase agreements
Effects of offsetting in the balance sheet
Gross amounts	8,988	2,937
Net amounts reported on the balance sheet	8,988	2,937
Amounts subject to enforceable netting arrangements but not offset
Cash collateral	(113)	(13)
Financial instrument collateral	(8,838)	(2,916)
Net amount	37	8
Loans
Effects of offsetting in the balance sheet
Gross amounts	28,739	29,827
Amounts offset	(28,675)	(29,772)
Net amounts reported on the balance sheet	64	55
Amounts subject to enforceable netting arrangements but not offset
Net amount	64	55
Parent Entity
Effects of offsetting in the balance sheet
Gross amounts	149,318	82,594
Amounts offset	(104,151)	(62,899)
Net amounts reported on the balance sheet	45,167	19,695
Amounts subject to enforceable netting arrangements but not offset
Other recognised financial instruments	(24,604)	(11,294)
Cash collateral	(6,300)	(2,191)
Financial instrument collateral	(8,896)	(2,753)
Net amount	5,367	3,457
Effects of offsetting in the balance sheet
Gross amounts	203,732	133,917
Amounts offset	(104,151)	(62,899)
Net amounts reported on the balance sheet	99,581	71,018
Amounts subject to enforceable netting arrangements but not offset
Other recognised financial instruments	(24,604)	(11,294)
Cash collateral	(5,984)	(3,733)
Financial instrument collateral	(40,313)	(34,521)
Net amount	28,680	21,470
Parent Entity | Collateral received
Amounts subject to enforceable netting arrangements but not offset
Cash collateral, subject to enforceable netting arrangements with derivative financial assets and reverse repurchase agreements	6,299	2,189
Parent Entity | Collateral paid
Amounts subject to enforceable netting arrangements but not offset
Cash collateral, subject to enforceable netting arrangements with derivative financial liabilities and reverse repurchase agreements	5,984	3,733
Stock borrowing arrangements	1	3
Futures margin	194	319
Parent Entity | Collateral received
Effects of offsetting in the balance sheet
Gross amounts	6,096	2,763
Amounts offset	(5,737)	(2,757)
Net amounts reported on the balance sheet	359	6
Amounts subject to enforceable netting arrangements but not offset
Net amount	359	6
Parent Entity | Derivative financial instruments
Effects of offsetting in the balance sheet
Gross amounts	104,540	46,572
Amounts offset	(69,739)	(30,370)
Net amounts reported on the balance sheet	34,801	16,202
Amounts subject to enforceable netting arrangements but not offset
Other recognised financial instruments	(24,604)	(11,294)
Cash collateral	(5,961)	(3,718)
Financial instrument collateral	(2,572)	(1,190)
Net amount	1,664
Financial liabilities not subject to offsetting	4,657	1,687
Parent Entity | Repurchase agreements
Effects of offsetting in the balance sheet
Gross amounts	37,764	33,346
Net amounts reported on the balance sheet	37,764	33,346
Amounts subject to enforceable netting arrangements but not offset
Cash collateral	(23)	(15)
Financial instrument collateral	(37,741)	(33,331)
Parent Entity | Deposits and other borrowings
Effects of offsetting in the balance sheet
Gross amounts	55,332	51,236
Amounts offset	(28,675)	(29,772)
Net amounts reported on the balance sheet	26,657	21,464
Amounts subject to enforceable netting arrangements but not offset
Net amount	26,657	21,464
Parent Entity | Collateral paid
Effects of offsetting in the balance sheet
Gross amounts	9,577	4,806
Amounts offset	(9,564)	(4,787)
Net amounts reported on the balance sheet	13	19
Amounts subject to enforceable netting arrangements but not offset
Financial instrument collateral	(1)	(3)
Net amount	12	16
Parent Entity | Derivative financial instruments
Effects of offsetting in the balance sheet
Gross amounts	102,014	45,198
Amounts offset	(65,912)	(28,340)
Net amounts reported on the balance sheet	36,102	16,858
Amounts subject to enforceable netting arrangements but not offset
Other recognised financial instruments	(24,604)	(11,294)
Cash collateral	(6,187)	(2,178)
Financial instrument collateral	(57)	(6)
Net amount	5,254	3,380
Amounts subject to enforceable netting arrangements but not offset
Financial assets not subject to offsetting	5,025	2,269
Parent Entity | Reverse repurchase agreements
Effects of offsetting in the balance sheet
Gross amounts	8,988	2,763
Net amounts reported on the balance sheet	8,988	2,763
Amounts subject to enforceable netting arrangements but not offset
Cash collateral	(113)	(13)
Financial instrument collateral	(8,838)	(2,744)
Net amount	37	6
Parent Entity | Loans
Effects of offsetting in the balance sheet
Gross amounts	28,739	29,827
Amounts offset	(28,675)	(29,772)
Net amounts reported on the balance sheet	64	55
Amounts subject to enforceable netting arrangements but not offset
Net amount	$ 64	$ 55